UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22497

Strategy Shares

(Exact name of registrant as specified in charter)

36 North New York Avenue, Huntington, NY 11743

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 477-3837

Date of fiscal year end: April 30

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.

US Market Rotation Strategy ETF (HUSE)	January 31, 2018 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Consumer Discretionary	12.3%
Consumer Staples	9.4%
Energy	5.4%
Financials	11.5%
Health Care	1.6%
Industrials	5.9%
Information Technology	23.2%
Materials	0.6%
Real Estate	2.3%
Transportation	1.1%
Exchange-Traded Fund	23.0%
Exchange-Traded Note	3.7%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2018, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Common Stocks — 65.7%
Consumer Discretionary — 11.0%
16,419	CarMax, Inc. †	$1,171,824
14,833	Dollar Tree, Inc. †	1,705,795
7,839	JD.com, Inc. ADR †	385,914
11,675	Lennar Corp., Class A	731,556
4,121	Liberty Broadband Corp. †	393,762
10,936	Liberty Global PLC †	391,071
5,676	Netflix, Inc. †	1,534,223
5,724	O’Reilly Automotive, Inc. †	1,515,086
21,580	Twenty-First Century Fox, Inc.	787,454
		8,616,685

Consumer Staples — 8.4%
8,274	Coca-Cola Co.	393,760
7,288	Constellation Brands, Inc., Class A	1,599,497
9,751	PepsiCo, Inc.	1,173,045
13,538	Procter & Gamble Co.	1,168,871
18,591	Sysco Corp.	1,168,816
14,718	Walgreens Boots Alliance, Inc.	1,107,677
		6,611,666

Energy — 4.9%
13,766	Cheniere Energy, Inc. †	778,605
120,974	EnCana Corp.	1,497,658
22,026	Marathon Petroleum Corp.	1,525,741
		3,802,004

Financials — 10.4%
12,238	American International Group, Inc.	782,253
4,212	Credit Acceptance Corp. †	1,388,739
12,333	Interactive Brokers Group, Inc.	789,189
16,432	KKR & Co., LP	395,683
1,063	Markel Corp. †	1,219,994
7,281	Moody’s Corp.	1,177,992
13,170	Toronto-Dominion Bank	800,868
20,439	U.S. Bancorp	1,167,884
2,430	Willis Towers Watson PLC	389,942
		8,112,544

Health Care — 1.4%
8,172	Johnson & Johnson	1,129,289

Industrials — 5.3%
4,124	AMERCO, Inc.	1,505,590
18,114	Armstrong World Industries, Inc. †	1,135,748
Shares		Fair Value
Common Stocks — (Continued)
Industrials — (Continued)
2,804	Roper Industries, Inc.	$786,774
21,740	Trinity Industries, Inc.	749,378
		4,177,490

Information Technology — 20.8%
11,166	Activision Blizzard, Inc.	827,736
5,787	Alibaba Group Holding, Ltd. ADR †	1,182,226
4,542	Alliance Data Systems Corp.	1,165,750
1,487	Alphabet, Inc., Class A †	1,757,961
6,937	Apple Computer, Inc.	1,161,462
5,369	Broadcom, Ltd.	1,331,673
18,604	Cisco Systems, Inc.	772,810
6,874	Electronic Arts, Inc. †	872,723
6,156	Facebook, Inc. †	1,150,495
6,960	MasterCard, Inc., Class A	1,176,239
8,553	Microsoft Corp.	812,621
3,254	NVIDIA Corp.	799,833
17,395	Oracle Corp.	897,407
21,618	Seagate Technology PLC	1,193,314
7,290	Visa, Inc., Class A	905,637
5,684	Zillow Group, Inc. †	254,586
		16,262,473

Materials — 0.5%
10,634	Olin Corp.	396,436

Real Estate — 2.0%
16,993	CBRE Group, Inc., Class A †	776,410
4,646	SBA Communications Corp. †	810,727
		1,587,137

Transportation — 1.0%
4,236	Canadian Pacific Railway, Ltd.	783,829
Total Common Stocks (Cost $51,406,534)		$51,479,553
Exchange-Traded Fund — 20.6%
146,162	iShares Short Treasury Bond ETF	16,133,362
Total Exchange-Traded Fund (Cost $16,114,813)		$16,133,362

Exchange-Traded Note — 3.3%
85,705	iPATH S&P 500 VIX Short-Term ETN	2,567,722
Total Exchange-Traded Note (Cost $2,338,133)		$2,567,722
Total Investments — 89.6%
(Cost $69,859,480)		$70,180,637
Other Assets less Liabilities — 10.4%		8,129,939
Net Assets — 100.0%		$78,310,576

†	Non-income producing security

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

ETN — Exchange-Traded Note

LP — Limited Partnership

PLC — Public Limited Company

(See notes to portfolio of investments)

EcoLogical Strategy ETF (HECO)	January 31, 2018 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Consumer Discretionary	13.3%
Consumer Staples	10.9%
Financials	22.3%
Health Care	13.5%
Industrials	13.7%
Information Technology	19.6%
Materials	2.5%
Telecommunication Services	4.2%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2018, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Common Stocks — 99.7%
Consumer Discretionary — 13.3%
4,800	Best Buy Co., Inc.	$350,688
2,285	Hasbro, Inc.	216,092
1,508	McDonald’s Corp.	258,079
2,572	NIKE, Inc., Class B	175,462
2,094	Target Corp.	157,511
		1,157,832

Consumer Staples — 10.9%
2,708	Colgate-Palmolive Co.	201,042
1,820	CVS Caremark Corp.	143,216
1,817	Hershey Co.	200,470
1,793	Procter & Gamble Co.	154,808
4,400	Unilever NV NYS	252,956
		952,492

Financials — 22.3%
2,529	AFLAC, Inc.	223,058
3,770	Bank of New York Mellon Corp.	213,759
2,579	Marsh & McLennan Cos., Inc.	215,398
3,325	MetLife, Inc.	159,833
2,708	Royal Bank of Canada	231,995
1,300	S&P Global, Inc.	235,430
4,538	Sun Life Financial, Inc.	196,813
3,778	Toronto-Dominion Bank	229,740
4,490	Unum Group	238,822
		1,944,848

Health Care — 13.4%
3,405	Baxter International, Inc.	245,261
593	Biogen Idec, Inc. †	206,251
1,554	Johnson & Johnson	214,747
2,600	Medtronic PLC	223,314
1,201	UnitedHealth Group, Inc.	284,373
		1,173,946

Industrials — 13.7%
1,049	3M Co.	262,775
1,100	Rockwell Automation, Inc.	217,019
3,656	Siemens AG ADR	278,770
1,554	United Parcel Service, Inc., Class B	197,855
2,688	Waste Management, Inc.	237,700
		1,194,119

Information Technology — 19.5%
1,400	Accenture PLC, Class A	224,980
1,250	Apple Computer, Inc.	209,288
5,700	Cisco Systems, Inc.	236,778
2,500	Microsoft Corp.	237,525
Shares		Fair Value
Common Stocks — (Continued)
Information Technology — (Continued)
2,100	NVIDIA Corp.	$516,179
2,550	Texas Instruments, Inc.	279,659
		1,704,409

Materials — 2.4%
1,554	Ecolab, Inc.	213,955

Telecommunication Services — 4.2%
7,977	BT Group PLC ADR	149,649
24,434	Telecom Italia SpA ADR †	221,372
		371,021
Total Common Stocks (Cost $6,362,388)		$8,712,622
Total Investments — 99.7%
(Cost $6,362,388)		$8,712,622
Other Assets less Liabilities — 0.3%		22,824

Net Assets — 100.0%		$8,735,446

†	Non-income producing security

ADR — American Depositary Receipt

AG — Aktiengesellschaft (German Stock Company)

NV — Naamloze Vennootschap (Dutch Stock Company)

NYS — New York Shares

SpA — Societa per Azioni (Italian Joint Stock Company)

PLC — Public Limited Company

(See notes to portfolio of investments)

Active Alts Contrarian ETF (SQZZ)	January 31, 2018 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Consumer Discretionary	32.9%
Consumer Staples	8.8%
Energy	16.9%
Financials	15.9%
Information Technology	20.5%
Materials	2.1%
Telecommunication Services	2.9%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2018, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Common Stocks — 66.7%
Consumer Discretionary — 21.9%
1,250	Caesars Entertainment Corp. †	$17,438
3,000	Central European Media Enterprises, Ltd. †	14,250
300	Garmin, Ltd.	18,882
3,000	Groupon, Inc. †	15,870
200	Restoration Hardware, Inc. †	18,798
1,000	The Wendy’s Co.	16,180
500	Under Armour, Inc. †	6,425
800	Vera Bradley, Inc. †	7,432
400	Weight Watchers International, Inc. †	25,716
		140,991

Consumer Staples — 5.8%
200	Cal-Maine Foods, Inc. †	8,510
500	Craft Brew Alliance, Inc. †	9,675
500	Freshpet, Inc. †	9,200
500	Revlon, Inc. †	10,250
		37,635

Energy — 11.3%
800	CARBO Ceramics, Inc. †	6,368
2,000	Chesapeake Energy Corp. †	7,000
1,000	Keane Group, Inc. †	16,530
1,500	Newpark Resources, Inc. †	13,650
1,500	Sanchez Energy Corp. †	7,425
300	SandRidge Energy, Inc. †	5,367
1,500	Transocean, Ltd. †	16,185
		72,525

Financials — 10.6%
600	B. Riley Financial, Inc.	11,250
1,100	Health Insurance Innovation, Inc. †	28,545
250	Trupanion, Inc. †	8,730
1,700	Wisdomtree Investments, Inc.	19,703
		68,228

Information Technology — 13.7%
1,000	ANGI Homeservices, Inc. †	13,360
2,500	Blackberry, Ltd. †	31,650
700	Care.com, Inc. †	12,838
200	Cypress Semiconductor Corp.	3,458
900	Twitter, Inc. †	23,229
1,000	VirnetX Holding Corp. †	3,450
		87,985

Materials — 1.4%
4,000	McEwen Mining, Inc.	8,800

Telecommunication Services — 2.0%
1,000	Iridium Communications, Inc. †	12,700
Shares	Fair Value
Common Stocks — (Continued)
Total Common Stocks (Cost $409,411)	$428,864
Total Investments — 66.7%
(Cost $409,411)	$428,864
Other Assets less Liabilities — 33.3%	214,285

Net Assets — 100.0%	$643,149

†	Non-income producing security

(See notes to portfolio of investments)

Strategy Shares Nasdaq 7 HANDL Index ETF (HNDL)	January 31, 2018 (Unaudited)

Portfolio of Investments Summary Table

Percentage of Fair Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of January 31, 2018, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value
Exchange-Traded Funds — 83.3%
1,320	Fidelity MSCI Utilities Index ETF	$44,062
1,156	Global X MLP ETF	12,080
7,500	Horizons NASDAQ-100 Covered Call ETF	186,450
3,380	iShares Core Growth Allocation ETF	156,257
288	iShares Core S&P 500 ETF	81,835
3,311	iShares Core U.S. Aggregate Bond ETF	357,919
6,218	iShares US Preferred Stock ETF	233,921
1,494	PowerShares QQQ Trust ETF	253,084
3,937	PowerShares Taxable Municipal Portfolio ETF	117,795
6,957	Schwab U.S. Aggregate Bond ETF	357,868
709	Schwab U.S. REIT ETF	28,332
1,216	Schwab U.S. Large-Cap ETF	81,849
3,944	SPDR Doubleline Total Return Tactical ETF	189,943
12,597	SPDR Portfolio Aggregate Bond ETF	357,629
733	Vanguard Dividend Appreciation ETF	78,541
1,737	Vanguard Intermediate-Term Corporate Bond ETF	150,042
2,652	Vanguard Mortgage-Backed Securities ETF	137,506
316	Vanguard S&P 500 ETF	81,841
4,244	Xtrackers USD High Yield Corporate Bond ETF	214,492
Total Exchange-Traded Funds (Cost $3,124,945)		$3,121,446
Total Investments — 83.3%
(Cost $3,124,945)		$3,121,446
Other Assets less Liabilities — 16.7%		627,012

Net Assets — 100.0%		$3,748,458

ETF — Exchange-Traded Fund

MLP — Master Limited Partnership

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

S&P — Standard and Poor’s

SPDR — Standard and Poor’s Depositary Receipts

Total Return Swap Agreement

At January 31, 2018, the Fund’s open over-the-counter total return swap agreement was as follows:

Pay/ Receive	Financing Rate	Description	Counterparty	Payment Frequency	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

Pay	2.36%	NASDAQ 7 Handl Index	BNP Paribas SA	Monthly	1/7/19	$1,750,000	$1,749,283	$(2,019)

SA — Societe Anonyme (French Investment Bank)

(See notes to portfolio of investments)

Strategy Shares
Notes to Portfolio of Investments
January 31, 2018 (Unaudited)

1. Organization

Strategy Shares (the “Trust”) was organized on September 7, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust offers its Shares in four separate series: US Market Rotation Strategy ETF (HUSE), EcoLogical Strategy ETF (HECO), Active Alts Contrarian ETF (SQZZ), and Nasdaq 7 HANDL Index ETF (HNDL) (individually referred to as a “Fund” or collectively as the “Funds"). The US Market Rotation Strategy ETF (HUSE), EcoLogical Strategy ETF (HECO) and Active Alts Contrarian (SQZZ) are each an actively-managed exchange-traded fund. The investment objective of both the US Market Rotation Strategy ETF (HUSE) and EcoLogical Strategy ETF (HECO) is capital appreciation. The investment objective of the Active Alts Contrarian ETF (SQZZ) is current income and capital appreciation. The Nasdaq 7 HANDL Index ETF (HDNL) is a passively-managed exchange-traded fund. The investment objective of the Nasdaq 7 HANDL Index ETF is to seek investment results that correlate to the price and yield performance of the NASDAQ 7 HANDL Index. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Under the Trust’s organizational documents, its officers and Board of Trustees (“the Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its portfolio of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies, including FASB Accounting Standard Update ASU 2013-08. The preparation of portfolios of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

A.  Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets.

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

2. Significant Accounting Policies (continued)

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by a security pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Swaps are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy.

The following table provides the fair value measurement as of January 31, 2018, while the breakdown, by category, of common stocks is disclosed in the Portfolio of Investments for each Fund.

	Level 1	Level 2	Total Investments
US Market Rotation Strategy ETF (HUSE)
Common Stocks(1)	$51,479,553	$–	$51,479,553
Exchange-Traded Fund	16,133,362	–	16,133,362
Exchange-Traded Note	2,567,722	–	2,567,722

Total Investments	$70,180,637	$–	$70,180,637
EcoLogical Strategy ETF (HECO)
Common Stocks(1)	$8,712,622	$–	$8,712,622

Total Investments	$8,712,622	$–	$8,712,622
Active Alts Contrarian ETF (SQZZ)
Common Stocks(1)	$428,864	$–	$428,864

Total Investments	$428,864	$–	$428,864
Nasdaq 7 HANDL Index ETF (HNDL)
Exchange-Traded Funds	$3,121,446	$–	$3,121,446

Total Investments	$3,121,446	$–	$3,121,446
Other Financial Instruments(2)
Total Return Swap Agreement	$ –	($2,019)	($2,019)

(1)	Please see the Portfolio of Investments for industry classifications.
(2)	Other Financial Instruments are derivative instruments not reflected in the total investments, such as swap agreements, which are valued at fair value.

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, or 3 for the period ended January 31, 2018. As of January 31, 2018, no securities were categorized as Level 3.

B.  Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the net asset value ("NAV") on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date.

C.  Derivative Instruments

Swap Agreements: Certain of the Funds may enter into swap agreements (“swaps”) in an attempt to obtain a particular desired return at a lower cost to the Fund than if it had been invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Fund’s obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued by unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities, to avoid leveraging of the Fund’s portfolio.

The primary risks associated with the use of swaps are an imperfect correlation between the prices of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Fund will bear the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The unrealized gain or loss at January 31, 2018 is disclosed in the swap tables included in the Portfolios of Investments.

3. Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of a Fund’s shares may trade above or below their NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Ecological Investment Risk

The EcoLogical Strategy ETF’s (HECO) ecological investment criteria could cause it to underperform funds that do not maintain ecological investment criteria. In order to comply with its ecological investment criteria, the EcoLogical Strategy ETF (HECO) may be required to forego advantageous investment opportunities or sell investments at inappropriate times. The EcoLogical Strategy ETF’s (HECO) ecological investment criteria may result in the EcoLogical Strategy ETF (HECO) investing in industry sectors that are not performing as well as others.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategy Shares

By (Signature and Title) /s/ Jerry Szilagyi

Jerry Szilagyi, Chief Executive Officer

Date 3/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jerry Szilagyi

Jerry Szilagyi, Chief Executive Officer

Date 3/28/2018

By (Signature and Title) /s/ James Szilagyi

James Szilagyi, Treasurer

Date 3/26/2018